Mairs & Power Balanced Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 62.9%	Shares	Value
Communication Services - 3.8%
Alphabet, Inc. - Class C	125,985	$19,682,637
Walt Disney Co.	83,000	8,192,100
		27,874,737

Consumer Discretionary - 1.1%
Home Depot, Inc.	21,358	7,827,493

Consumer Staples - 4.5%
Casey's General Stores, Inc.	21,000	9,114,840
Hershey Co.	13,000	2,223,390
Hormel Foods Corp.	232,474	7,192,745
Procter & Gamble Co.	37,000	6,305,540
Sysco Corp.	72,046	5,406,332
Target Corp.	25,225	2,632,481
		32,875,328

Financials - 12.2%
American Express Co.	25,750	6,928,038
Ameriprise Financial, Inc.	16,000	7,745,760
Fiserv, Inc. (a)	100,357	22,161,836
JPMorgan Chase & Co.	78,371	19,224,406
US Bancorp/MN	150,768	6,365,425
Visa, Inc. - Class A	50,000	17,523,000
Wells Fargo & Co.	127,439	9,148,846
		89,097,311

Health Care - 12.1%
Abbott Laboratories	116,843	15,499,224
Bio-Techne Corp.	69,876	4,096,830
Eli Lilly & Co.	15,809	13,056,811
Johnson & Johnson	66,000	10,945,440
Medtronic PLC	137,000	12,310,820
Neogen Corp. (a)	183,000	1,586,610
Roche Holding AG - ADR	197,000	8,106,550
UnitedHealth Group, Inc.	43,106	22,576,767
		88,179,052

Industrials - 10.9%
3M Co.	6,527	958,555
Automatic Data Processing, Inc.	39,000	11,915,670
CH Robinson Worldwide, Inc.	37,000	3,788,800
Donaldson Co., Inc.	53,000	3,554,180
Fastenal Co.	130,000	10,081,500
Graco, Inc.	187,665	15,671,904
Honeywell International, Inc.	23,091	4,889,519
nVent Electric PLC	58,433	3,063,058
Rockwell Automation, Inc.	25,000	6,459,500
Tennant Co.	68,750	5,482,813
Toro Co.	186,323	13,554,998
		79,420,497

Information Technology - 10.9%
Entegris, Inc.	67,000	5,861,160
Littelfuse, Inc.	51,000	10,033,740
Microsoft Corp.	70,213	26,357,258
Motorola Solutions, Inc.	25,753	11,274,921
QUALCOMM, Inc.	46,811	7,190,638
Salesforce, Inc.	7,800	2,093,208
Texas Instruments, Inc.	90,000	16,173,000
		78,983,925

Materials - 4.9%
Ecolab, Inc.	63,273	16,040,971
HB Fuller Co.	131,205	7,363,225
Sherwin-Williams Co.	34,000	11,872,460
		35,276,656

Utilities - 2.5%
WEC Energy Group, Inc.	50,000	5,449,000
Xcel Energy, Inc.	184,700	13,074,913
		18,523,913
TOTAL COMMON STOCKS (Cost $254,115,491)		458,058,912

CORPORATE BONDS - 31.7%	Par	Value
Communication Services - 1.7%
AT&T, Inc., 4.50%, 05/15/2035	3,000,000	2,818,775
Comcast Corp., 4.25%, 01/15/2033	2,000,000	1,896,992
Cox Communications, Inc., 4.80%, 02/01/2035 (b)	1,880,000	1,737,012
Discovery Communications LLC, 4.95%, 05/15/2042	570,000	438,537
Netflix, Inc., 5.88%, 11/15/2028	1,688,000	1,764,363
T-Mobile USA, Inc., 5.75%, 01/15/2034	2,000,000	2,078,733
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	1,000,000	879,088
5.05%, 03/15/2042	800,000	637,574
		12,251,074

Consumer Discretionary - 3.4%
Advance Auto Parts, Inc., 3.90%, 04/15/2030	2,000,000	1,783,400
AutoNation, Inc., 3.80%, 11/15/2027	1,110,000	1,082,918
Block Financial LLC
5.25%, 10/01/2025	1,064,000	1,065,355
3.88%, 08/15/2030	1,000,000	937,736
Choice Hotels International, Inc.
3.70%, 12/01/2029	1,000,000	941,290
5.85%, 08/01/2034	750,000	750,136
eBay, Inc., 6.30%, 11/22/2032	2,000,000	2,155,794
Ford Motor Co.
6.10%, 08/19/2032	500,000	489,472
4.75%, 01/15/2043	1,000,000	755,781
Ford Motor Credit Co. LLC, 3.63%, 06/17/2031	1,750,000	1,504,019
General Motors Co.
4.20%, 10/01/2027	1,000,000	983,608
5.15%, 04/01/2038	1,000,000	904,085
General Motors Financial Co., Inc., 5.75%, 02/08/2031	500,000	503,870
Hasbro, Inc., 3.90%, 11/19/2029	2,000,000	1,901,000
Lear Corp., 3.80%, 09/15/2027	2,245,000	2,195,473
Lowe's Cos., Inc., 4.65%, 04/15/2042	880,000	772,308
McDonald's Corp., 3.70%, 02/15/2042	1,000,000	791,738
Mohawk Industries, Inc., 3.63%, 05/15/2030	2,000,000	1,875,442
Tapestry, Inc., 3.05%, 03/15/2032	500,000	431,577
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	328,148	324,047
Whirlpool Corp.
5.75%, 03/01/2034	1,000,000	978,669
5.15%, 03/01/2043	1,100,000	930,009
Wildlife Conservation Society, 3.41%, 08/01/2050	1,000,000	667,574
		24,725,301

Consumer Staples - 1.0%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036	1,000,000	962,603
Land O' Lakes Capital Trust I, 7.45%, 03/15/2028 (b)	1,949,000	1,939,755
Land O' Lakes, Inc.
7.25%, Perpetual (b)	2,500,000	2,127,385
7.00%, Perpetual (b)	2,500,000	2,064,502
		7,094,245

Energy - 0.8%
Kinder Morgan Energy Partners LP
5.80%, 03/15/2035	1,200,000	1,225,885
6.95%, 01/15/2038	1,000,000	1,099,844
Kinder Morgan, Inc., 5.30%, 12/01/2034	1,200,000	1,182,663
Murphy Oil Corp., 5.88%, 12/01/2042 (c)	500,000	430,225
Northern Natural Gas Co., 4.10%, 09/15/2042 (b)	1,021,000	828,206
ONEOK Partners LP, 6.20%, 09/15/2043	1,203,000	1,214,473
		5,981,296

Financials - 10.9%
Allstate Corp., 5.25%, 03/30/2033	1,000,000	1,012,782
American Express Co., 4.99% to 05/26/2032 then SOFR + 2.26%, 05/26/2033	500,000	492,223
AmFam Holdings, Inc., 2.81%, 03/11/2031 (b)	1,540,000	1,276,378
Associated Banc-Corp., 6.46% to 08/29/2029 then SOFR + 3.03%, 08/29/2030	1,151,000	1,164,120
Assurant, Inc., 3.70%, 02/22/2030	2,300,000	2,169,658
BAC Capital Trust XIV, 4.96% (3 mo. Term SOFR + 0.66%), Perpetual	500,000	429,855
Bank of America Corp.
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	1,000,000	994,011
4.00%, 08/15/2034	538,000	498,406
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	2,150,000	1,819,810
Bank of New York Mellon Corp., 3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	2,000,000	1,916,206
Blackstone Holdings Finance Co. LLC, 2.55%, 03/30/2032 (b)	1,000,000	850,624
Capital One Financial Corp.
5.25% to 07/26/2029 then SOFR + 2.60%, 07/26/2030	3,000,000	3,017,079
6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	2,000,000	1,990,280
CBRE Services, Inc., 5.95%, 08/15/2034	2,000,000	2,087,147
Charles Schwab Corp., 4.00% to 12/01/2030 then 10 yr. CMT Rate + 3.08%, Perpetual	6,000,000	5,327,114
Cincinnati Financial Corp., 6.13%, 11/01/2034	1,301,000	1,363,884
Citigroup, Inc., 3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028	500,000	485,877
CNA Financial Corp., 5.50%, 06/15/2033	2,000,000	2,035,628
Farmers Exchange Capital, 7.05%, 07/15/2028 (b)	1,650,000	1,718,041
First American Financial Corp., 5.45%, 09/30/2034	1,000,000	976,946
Fiserv, Inc., 4.20%, 10/01/2028	1,000,000	985,608
FMR LLC, 6.45%, 11/15/2039 (b)	1,141,000	1,281,407
Fulton Financial Corp., 3.75% to 03/15/2030 then 3 mo. Term SOFR + 2.70%, 03/15/2035	3,000,000	2,548,011
Goldman Sachs Group, Inc., 2.65% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	2,000,000	1,725,217
Hartford Insurance Group, Inc., 6.63%, 04/15/2042	2,300,000	2,480,469
HSBC Holdings PLC, 4.25%, 08/18/2025	2,000,000	1,995,511
JPMorgan Chase & Co.
3.65% to 06/01/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	3,000,000	2,940,643
4.13%, 12/15/2026	1,000,000	996,093
Liberty Mutual Insurance Co., 8.50%, 05/15/2025 (b)	250,000	250,802
LPL Holdings, Inc., 6.00%, 05/20/2034	2,000,000	2,037,319
M&T Bank Corp., 5.13% to 11/01/2026 then 3 mo. Term SOFR + 3.78%, Perpetual	1,000,000	991,722
Mercury General Corp., 4.40%, 03/15/2027	4,000,000	3,935,788
Morgan Stanley
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	1,700,000	1,488,682
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	750,000	620,730
Old Republic International Corp.
3.88%, 08/26/2026	790,000	781,137
5.75%, 03/28/2034	1,000,000	1,022,139
Park National Corp., 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	500,000	487,500
Penn Mutual Life Insurance Co., 6.65%, 06/15/2034 (b)	470,000	496,652
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.70%, 02/01/2028 (b)	500,000	511,817
6.05%, 08/01/2028 (b)	500,000	518,795
PNC Bank NA, 3.88%, 04/10/2025	1,000,000	999,800
PNC Financial Services Group, Inc., 3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	4,000,000	3,827,630
Principal Financial Group, Inc., 4.35%, 05/15/2043	500,000	430,591
Prudential Insurance Co. of America, 8.30%, 07/01/2025 (b)	1,000,000	1,008,238
Selective Insurance Group, Inc., 5.90%, 04/15/2035	1,500,000	1,509,853
Synchrony Financial
4.50%, 07/23/2025	1,000,000	998,967
5.94% to 08/02/2029 then SOFR + 2.13%, 08/02/2030	1,000,000	1,013,722
2.88%, 10/28/2031	2,000,000	1,691,614
Unum Group, 7.25%, 03/15/2028	250,000	266,898
US Bancorp
5.85% to 10/21/2032 then SOFR + 2.09%, 10/21/2033	2,000,000	2,069,541
2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	2,000,000	1,659,273
Wells Fargo & Co., 4.10%, 06/03/2026	1,000,000	993,915
Wintrust Financial Corp., 4.85%, 06/06/2029	3,500,000	3,419,194
		79,611,347

Health Care - 1.2%
Bristol-Myers Squibb Co.
3.88%, 08/15/2025	43,000	42,863
2.35%, 11/13/2040	1,500,000	1,019,734
CVS Health Corp.
4.78%, 03/25/2038	1,400,000	1,256,651
2.70%, 08/21/2040	1,500,000	1,023,447
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	1,000,000	897,372
Humana, Inc., 5.95%, 03/15/2034	1,000,000	1,021,410
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032	1,000,000	972,178
Quest Diagnostics, Inc., 6.40%, 11/30/2033	500,000	541,035
Viatris, Inc., 2.30%, 06/22/2027	1,500,000	1,411,966
Zimmer Biomet Holdings, Inc., 4.25%, 08/15/2035	700,000	633,235
		8,819,891

Industrials - 3.1%
Ashtead Capital, Inc., 5.80%, 04/15/2034 (b)	1,000,000	1,004,329
Eaton Corp., 4.00%, 11/02/2032	2,000,000	1,894,538
Equifax, Inc., 7.00%, 07/01/2037	2,000,000	2,239,610
FedEx Corp., 4.10%, 04/15/2043	1,000,000	780,598
GATX Corp.
4.90%, 03/15/2033	1,000,000	983,056
5.45%, 09/15/2033	1,000,000	1,008,911
6.05%, 03/15/2034	500,000	523,889
6.90%, 05/01/2034	500,000	553,107
Hillenbrand, Inc., 3.75%, 03/01/2031	3,000,000	2,630,475
Howmet Aerospace, Inc., 5.95%, 02/01/2037	1,000,000	1,046,114
Kennametal, Inc., 4.63%, 06/15/2028	1,500,000	1,496,804
Leidos Holdings, Inc., 5.95%, 12/01/2040	1,400,000	1,394,908
nVent Finance Sarl, 5.65%, 05/15/2033	1,495,000	1,491,908
Quanta Services, Inc., 5.25%, 08/09/2034	1,000,000	986,122
Resideo Funding, Inc., 6.50%, 07/15/2032 (b)	1,500,000	1,499,476
Steelcase, Inc., 5.13%, 01/18/2029	1,375,000	1,323,748
Toro Co., 7.80%, 06/15/2027	500,000	532,538
United Rentals North America, Inc., 3.75%, 01/15/2032	1,000,000	883,733
		22,273,864

Information Technology - 3.2%
Analog Devices, Inc., 2.80%, 10/01/2041	1,000,000	721,445
Arrow Electronics, Inc., 4.00%, 04/01/2025	1,031,000	1,031,000
Autodesk, Inc., 2.40%, 12/15/2031	1,000,000	855,819
Avnet, Inc.
3.00%, 05/15/2031	2,000,000	1,749,046
5.50%, 06/01/2032	1,000,000	991,771
Broadcom, Inc.
3.47%, 04/15/2034 (b)	1,000,000	878,349
4.93%, 05/15/2037 (b)	1,500,000	1,441,087
Entegris, Inc., 4.75%, 04/15/2029 (b)	3,000,000	2,894,286
Fortinet, Inc., 2.20%, 03/15/2031	2,000,000	1,738,349
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025 (c)	1,000,000	1,000,806
HP, Inc.
2.65%, 06/17/2031	1,000,000	869,765
5.50%, 01/15/2033	2,000,000	2,025,586
Micron Technology, Inc., 5.88%, 02/09/2033	500,000	516,976
Motorola Solutions, Inc.
4.60%, 02/23/2028	2,500,000	2,507,305
5.50%, 09/01/2044	2,000,000	1,940,211
Oracle Corp., 3.60%, 04/01/2040	3,000,000	2,351,608
		23,513,409

Materials - 2.4%
Albemarle Corp., 5.45%, 12/01/2044	325,000	292,536
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/2029	1,175,000	1,052,598
Cabot Corp.
3.40%, 09/15/2026	1,500,000	1,474,402
4.00%, 07/01/2029	1,800,000	1,726,049
Celanese US Holdings LLC, 6.95%, 11/15/2033 (c)	2,000,000	2,091,769
Eastman Chemical Co., 5.63%, 02/20/2034	1,000,000	1,008,655
Freeport-McMoRan, Inc., 4.25%, 03/01/2030	3,000,000	2,891,610
HB Fuller Co., 4.25%, 10/15/2028	1,700,000	1,613,825
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (b)	486,000	452,242
3.27%, 11/15/2040 (b)	1,000,000	725,639
Mosaic Co., 5.45%, 11/15/2033	2,000,000	2,008,942
Newmont Corp., 4.88%, 03/15/2042	1,000,000	919,012
Union Carbide Corp., 7.50%, 06/01/2025	865,000	868,113
		17,125,392

Technology - 0.8%
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	1,000,000	988,049
Dell, Inc., 5.40%, 09/10/2040	1,000,000	956,218
Leidos, Inc., 5.50%, 07/01/2033	3,850,000	3,835,515
		5,779,782

Utilities - 3.2%
Alliant Energy Finance LLC, 3.60%, 03/01/2032 (b)	1,000,000	901,862
Ameren Corp., 5.38%, 03/15/2035	1,000,000	995,797
Black Hills Corp.
4.35%, 05/01/2033	1,000,000	934,262
6.15%, 05/15/2034	2,000,000	2,091,199
Duke Energy Carolinas LLC, 6.10%, 06/01/2037	1,000,000	1,054,584
Duke Energy Progress LLC, 5.70%, 04/01/2035	1,165,000	1,197,378
Great River Energy, 7.23%, 07/01/2038 (b)	753,220	830,441
Interstate Power and Light Co.
6.30%, 05/01/2034	500,000	531,127
6.25%, 07/15/2039	2,000,000	2,161,989
National Fuel Gas Co.
3.95%, 09/15/2027	2,000,000	1,964,208
4.75%, 09/01/2028	500,000	498,432
Niagara Mohawk Power Corp., 4.28%, 10/01/2034 (b)	2,000,000	1,846,695
Public Service Co. of Colorado, 6.50%, 08/01/2038	2,000,000	2,180,749
Public Service Co. of Oklahoma, 5.20%, 01/15/2035	1,000,000	985,702
Southwestern Public Service Co., 6.00%, 10/01/2036	1,000,000	1,046,016
Toledo Edison Co., 2.65%, 05/01/2028 (b)	416,000	388,475
Virginia Electric and Power Co.
6.35%, 11/30/2037	1,065,000	1,146,995
4.00%, 01/15/2043	1,000,000	810,942
Wisconsin Power and Light Co., 4.95%, 04/01/2033	1,000,000	991,286
Xcel Energy, Inc., 5.60%, 04/15/2035	1,000,000	1,002,582
		23,560,721
TOTAL CORPORATE BONDS (Cost $241,712,056)		230,736,322

U.S. TREASURY SECURITIES - 2.2%	Par	Value
United States Treasury Note/Bond
0.75%, 03/31/2026	1,000,000	967,956
0.75%, 04/30/2026	1,000,000	965,430
1.13%, 10/31/2026	1,000,000	956,816
2.63%, 05/31/2027	3,000,000	2,919,961
1.25%, 06/30/2028	1,000,000	919,277
1.00%, 07/31/2028	1,000,000	909,473
1.25%, 09/30/2028	1,000,000	912,988
2.63%, 02/15/2029	2,000,000	1,906,211
1.38%, 11/15/2031	2,000,000	1,686,094
2.88%, 05/15/2032	2,000,000	1,846,992
3.25%, 05/15/2042	1,000,000	842,168
3.00%, 02/15/2049	2,000,000	1,505,586
TOTAL U.S. TREASURY SECURITIES (Cost $17,298,388)		16,338,952

MUNICIPAL BONDS - 1.2%	Par	Value
Borough of Naugatuck CT, 3.09%, 09/15/2046	1,000,000	709,044
Crowley Independent School District, 3.01%, 08/01/2038	1,000,000	832,086
DeKalb Kane & LaSalle Counties Etc Community College District No 523 Kishwaukee, 3.02%, 02/01/2036	500,000	414,301
Desert Community College District, 2.46%, 08/01/2040	300,000	222,251
Glendale Community College District/CA, 2.11%, 08/01/2031	650,000	562,614
Idaho Bond Bank Authority, 2.35%, 09/15/2038	500,000	381,301
Massachusetts Development Finance Agency, 2.55%, 05/01/2040	885,000	655,111
Michigan State University, 4.50%, 08/15/2048	1,000,000	904,747
Minnesota Housing Finance Agency, 5.41%, 07/01/2035	985,000	1,000,270
Pierre School District No 32-2, 2.04%, 08/01/2033	920,000	774,149
Redondo Beach Unified School District, 2.04%, 08/01/2034	500,000	397,526
Socorro Independent School District, 2.13%, 08/15/2031	500,000	437,058
Village of Ashwaubenon WI, 2.97%, 06/01/2040	505,000	393,273
Woodbury County Law Enforcement Center Authority, 3.09%, 06/01/2040	750,000	593,191
Worthington Independent School District No 518, 3.30%, 02/01/2039	850,000	727,178
TOTAL MUNICIPAL BONDS (Cost $10,949,476)		9,004,100

ASSET-BACKED SECURITIES - 0.7%	Par	Value
American Airlines Group, Inc.
3.60%, 09/22/2027	110,134	107,105
Series 2013-1, 3.95%, 11/15/2025	317,261	315,294
Series 2014-1, 3.70%, 10/01/2026	938,684	921,131
Series 2015-1, 3.38%, 05/01/2027	243,980	236,661
Series 2015-2, 4.00%, 09/22/2027	359,085	347,414
Series 2016-3B, 3.75%, 10/15/2025	381,315	378,456
British Airways PLC, Series 2018-1, 4.13%, 09/20/2031 (b)	543,177	514,660
Hawaiian Holdings, Inc., Series 2013-1, 3.90%, 01/15/2026	1,075,908	1,046,321
Spirit Airlines, Inc., Series 2015-1, 4.10%, 04/01/2028	69,518	64,304
United Airlines, Inc.
Series A, 4.30%, 08/15/2025	502,380	501,124
Series A, 4.00%, 04/11/2026	412,418	410,356
TOTAL ASSET-BACKED SECURITIES (Cost $4,929,991)		4,842,826

SHORT-TERM INVESTMENTS - 0.8%	Shares	Value
Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 4.27% (d)	5,867,597	5,867,597
TOTAL SHORT-TERM INVESTMENTS (Cost $5,867,597)		5,867,597

TOTAL INVESTMENTS - 99.5% (Cost $534,872,999)		724,848,709
Other Assets in Excess of Liabilities - 0.5%		3,422,196
TOTAL NET ASSETS - 100.0%		$728,270,905

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Advisor.

ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $29,987,155 or 4.1% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Mairs & Power Balanced Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$458,058,912	$–	$–	$458,058,912
Corporate Bonds	–	230,736,322	–	230,736,322
U.S. Treasury Securities	–	16,338,952	–	16,338,952
Municipal Bonds	–	9,004,100	–	9,004,100
Asset-Backed Securities	–	4,842,826	–	4,842,826
Money Market Funds	5,867,597	–	–	5,867,597
Total Investments	$463,926,509	$260,922,200	$–	$724,848,709

Refer to the Schedule of Investments for further disaggregation of investment categories.